Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit (loss)	$ (120,066)	$ (59,612)	$ (119,253)	$ (826,004)
Adjustments to reconcile net loss to net cash from operating activities:
Loss on debt settlement				745,800
Changes in operating assets and liabilities:
Prepaid expense	(15,916)	(19,971)	(13,481)	3,440
Interest receivable	5,159		(5,159)
Film costs	(414,937)
Accrued liabilities	18,933	18,711	17,958	16,731
Interest payable	12,540		11,558
Net cash used in operating activities	(514,287)	(60,872)	(108,377)	(60,033)
CASH FLOWS FROM INVESTING ACTIVITIES
Promissory note receivable	(350,000)		(400,000)
Collection of Promissory note receivable	400,000
Loan receivable	(12,000)
Net cash used in investing activities	38,000		(400,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from common stock subscribed	386,000
Proceeds from common share issuance		115,000	115,000	135,000
Proceeds from preferred share issuance				10,000
Retirement of Common Stock	(20,000)
Proceeds from promissory notes payable	800,000		200,000
Promissory note payable - related party			200,000
Repayments of notes payable	(200,000)
Payment of Promissory note payable - related party	(200,000)
Net cash provided by financing activities	766,000	115,000	515,000	145,000
Net increase in cash and cash equivalents	289,713	54,128	6,623	84,967
Cash and cash equivalents - beginning of period	91,590	84,967	84,967
Cash and cash equivalents - end of period	381,303	139,095	91,590	84,967
Supplemental Cash Flow Disclosures
Cash paid for interest	10,000
Cash paid for income taxes	$ 0	$ 0	0	0
Non-Cash Investing and Financing Activity:
Net liabilities assumed in recapitalization				(592,302)
Common stock issued for note payable				248,600
Stock subscription receivable				(65,000)
Preferred stock converted to common stock				$ 100,000
Derecognition of liabilities			$ 271,398